21. Fair Value (Details 1) - Fair Value Level 2 - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Assets: (market approach)
MSRs	[1]	$ 1,004,948	$ 1,083,286
Impaired loans, net of related allowance		0	135,630
OREO		$ 201,386	$ 284,235

[1]	Represents MSRs at lower of cost or fair value, including MSRs deemed to be impaired and for which a valuation allowance was established to carry at fair value at December 31, 2018 and 2017.